CONDENSED CONSOLIDATED STATEMENT OF FINANCIAL POSITION (UNAUDITED) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023
Non-current assets
Property, plant and equipment	$ 1,516,239	$ 1,740,235
Right of use assets	826,445	886,909
Goodwill	467,991	619,298
Other intangible assets	861,997	933,030
Fair value through other comprehensive income financial assets	9	13
Deferred income tax assets	63,467	63,786
Derivative financial instrument assets	8,180	1,540
Trade and other receivables	125,705	147,292
Non-current assets	3,870,033	4,392,103
Current assets
Inventories	39,880	40,589
Income tax receivable	3,968	3,755
Derivative financial instrument assets	527	565
Trade and other receivables	351,654	607,835
Cash and cash equivalents	333,203	293,823
Assets held for sale	6,875	26,040
Current assets	736,107	972,607
TOTAL ASSETS	4,606,140	5,364,710
Non-current liabilities
Trade and other payables	5,069	4,629
Borrowings	3,285,118	3,056,696
Lease liabilities	492,475	510,838
Provisions for other liabilities and charges	80,086	86,131
Deferred income tax liabilities	123,342	137,106
Non-current liabilities	3,986,090	3,795,400
Current liabilities
Trade and other payables	411,175	532,627
Provisions for other liabilities and charges	183	277
Derivative financial instrument liabilities	40,655	68,133
Income tax payable	58,732	75,612
Borrowings	183,223	454,151
Lease liabilities	89,203	91,156
Current liabilities	783,171	1,221,956
Total liabilities	4,769,261	5,017,356
EQUITY
Stated capital	5,397,690	5,394,812
Accumulated losses	(6,846,722)	(5,293,394)
Other reserves	1,059,000	8,430
Equity attributable to owners of the Company	(390,032)	109,848
Non-controlling interest	226,911	237,506
Total equity	(163,121)	347,354
Total equity and liabilities	$ 4,606,140	$ 5,364,710